Finance Costs	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Finance Costs

 Note 7 | Finance costs

	2023	2022
Interest expense
Short-term debt	303	153
Long-term debt	446	333
Lease liabilities	48	35
Total interest expense	797	521
Unwinding of discount on asset retirement obligations (Note 22)	33	29
Interest on net defined benefit pension and other post-retirement plan obligations (Note 21)	5	8
Borrowing costs capitalized to property, plant and equipment	(71)	(37)
Interest income	(35)	(25)
Other finance costs	64	67
	793	563

Borrowing costs capitalized to property, plant and equipment in 2023 were calculated by applying an average capitalization rate of 5.4 percent (2022 – 4.1 percent) to expenditures on qualifying assets.